Annual Total Returns - Franklin Mutual Global Discovery VIP Fund [BarChart] - FTVIP Class 4-61 - Franklin Mutual Global Discovery VIP Fund - Class 4	May 01, 2021
Bar Chart Table:
Annual Return 2011	(3.08%)
Annual Return 2012	13.27%
Annual Return 2013	27.52%
Annual Return 2014	5.60%
Annual Return 2015	(3.74%)
Annual Return 2016	11.91%
Annual Return 2017	8.61%
Annual Return 2018	(11.31%)
Annual Return 2019	24.28%
Annual Return 2020	(4.54%)